UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2012


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

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       SEMIANNUAL REPORT
       USAA TAX EXEMPT SHORT-TERM FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2012

 ===============================================

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

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PRESIDENT'S MESSAGE

"THE U.S. FEDERAL RESERVE'S (THE FED)              [PHOTO OF DANIEL S. McNAMARA]
MONETARY ACTION SUGGESTS THAT INTEREST
RATES (AND THEREFORE YIELDS) WILL BE LOW
FOR A LONG PERIOD OF TIME..."

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SEPTEMBER 2012

Despite expectations to the contrary, yields continued to decline during the six-month reporting period, with some reaching new historic lows. Ten-year U.S. Treasury yields fell from 2.21% on March 30, 2012, to 1.63% on September 28, 2012. During the summer months, yields had been lower still, weighed down by worries about the euro zone debt crisis and the slowing global economy.

When the reporting period began in April of this year, the U.S. economic outlook -- including the jobs picture -- seemed to be improving. We were skeptical, largely because we believed that the data were temporarily influenced by the unusually mild winter. In fact, though some observers hoped that growth would speed up during the spring, the warm winter weather did appear to have pulled demand (and job gains) forward and the U.S. economy slowed down instead. Global economic conditions also deteriorated. Europe entered a recession, while China's economy weakened.

Meanwhile, the European Union's (EU) financial woes continued. The European Central Bank extended a number of its liquidity operations to help the financial markets deal with the effects of the debt crisis, giving politicians room to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. However, major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

In the United States, the presidential election has delayed what is widely expected to be a contentious debate in Congress over another increase in the nation's debt ceiling. Perhaps of even greater concern: the "fiscal cliff." Unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. I hope that once the election is over, our leaders will put their hands on the wheel and steer our nation onto a safer path. Investors should remember that it's not an all-or-none proposition. Congress can choose to cancel certain tax increases and spending cuts while keeping others in place. If Congress does not act, economic growth could slow dramatically.

The U.S. Federal Reserve (the Fed) continues to do what it can to support economic growth. In September, the Fed announced a long-anticipated third round of quantitative easing, making an open-ended commitment to continue

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

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buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also continued to keep short-term interest rates in a range between zero and 0.25% and said it planned to keep rates at these historically low levels until at least mid 2015. According to Fed Chairman Ben Bernanke, the Fed wants to push stock prices up and boost the housing market in an aggressive effort to increase consumer and business confidence and, ultimately, spending (the so-called "wealth effect").

The Fed's monetary action suggests that interest rates (and therefore yields) will be low for a long period of time, perhaps even after the appearance of the traditional signposts of economic recovery, such as higher inflation. Meanwhile, stock prices have appreciated significantly. For example, the S&P 500 Index was up nearly 3.50% during the reporting period. At the same time, economic fundamentals have softened. In the second quarter, earnings for companies in the S&P 500 Index grew by 2.29% on a year-over-year basis and they are forecast to decline slightly (around 2.50%) during the third quarter. In the short run, liquidity provided by the Fed may continue to drive equity valuations higher but at USAA Asset Management Company, we believe that in the long run, valuations always matter. As a result, we are taking advantage of the recent price appreciation to rebalance our portfolios, making sure they are not overexposed to sectors and securities where the risks have gone up but the expected rewards have gone down.

Against this backdrop, the tax-exempt bond market continued to record gains, including the USAA tax-exempt bond funds, which performed well. During the reporting period, our tax-exempt portfolios continued to benefit from our bench of credit research analysts. Because of their diligence, no USAA mutual fund held the municipal debt of Stockton, San Bernardino, or Mammoth Lakes, all of which filed for bankruptcy during the reporting period. However, despite the headlines, we continue to believe that bankruptcies like these will not become widespread. State and municipal governments are working hard to deal with their fiscal challenges. We expect the default rate among municipal issuers to remain extremely low. We believe that municipal bond investments continue to have a place in a diversified portfolio, primarily because of the tax-exempt income they provide.

In the months ahead, our team of municipal bond managers and analysts will maintain their income focus as they strive to find attractive investments. On behalf of everyone here at USAA Asset Management Company, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results.

Rebalancing and diversification are do not protect against losses or guarantee that an investor's goal will be met.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         33

   Financial Statements                                                      35

   Notes to Financial Statements                                             38

EXPENSE EXAMPLE                                                              52

ADVISORY AGREEMENT                                                           54

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TAX EXEMPT SHORT-TERM FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities the interest from which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is three years or less.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

REGINA SHAFER, CPA, CFA                                 [PHOTO OF REGINA SHAFER]
USAA Asset Management Company

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o   HOW DID THE USAA TAX EXEMPT SHORT-TERM FUND (THE FUND SHARES) PERFORM DURING
    THE REPORTING PERIOD?

    The Fund Shares provided a total return of 1.48% versus an average return of 0.92% for the funds in the Lipper Short Municipal Debt Funds Average. This compares to returns of 0.90% for the Lipper Short Municipal Debt Funds Index and 4.24% for the Barclays Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 2.22%, compared to the Lipper category average of 1.21%.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The tax-exempt bond market extended its rally during the reporting period. Municipal bonds have posted strong gains since January 2011 and have been among the best-performing asset classes in the fixed-income market. As prices rose, yields fell. Short-term yields, which were already at low levels, continued to decline. The yield on a three-year Treasury dropped from 0.50% at the beginning of the reporting period to 0.31% at period end. The yield on three-year AAA-rated municipals fell from 0.54% to 0.36%.

    Refer to pages 9 and 10 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA TAX EXEMPT SHORT-TERM FUND

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   As usual, supply and demand conditions drove higher tax-exempt bond prices.
   Though new issue supply increased during the reporting period, many of the bonds issued were refunding bonds -- where issuers are replacing higher-yielding bonds with debt issued at lower interest rates. As a result, there was little change in the net amount of tax-exempt supply. Demand also was robust. Despite their low absolute yields, municipal securities continued to be very attractive on an after-tax basis.

   Tax-exempt bond prices also benefited from investors' appetite for U.S. Treasury securities. As the Greek debt crisis continued, threatening to spill over to Spain and Italy, investors generally preferred the perceived safety of U.S. government bonds. The anemic U.S. recovery was also a source of concern. Though the economy continued to grow, its rate of expansion slowed during the reporting period. Jobs growth, which had improved during the first quarter 2012, deteriorated during the summer. In response, the Federal Reserve (the Fed) announced a third round of quantitative easing in September 2012.

   Despite some negative headlines during the reporting period, most state and local governments continued to make progress with their fiscal challenges, and took action as necessary to balance their budgets. As of the end of the second quarter, states also benefited from ten consecutive quarters of increased tax revenues, which helped to fill budget gaps.

o  HOW DID YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

   The Fund invests mostly in short duration bonds, which tend to be less volatile than longer-term bonds. Duration, which is usually expressed in numbers of years, is a measure of the sensitivity of a bond's price to a change in interest rates. The shorter the duration of a bond, the smaller its potential change in price for a given change in interest rate. Therefore, as interest rates fell during the reporting period, the Fund's share price was generally more stable than the share price of longer term funds.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

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   We continued to invest a portion of the portfolio in variable-rate demand notes (VRDNs). The VRDNs owned by the Fund provide us with flexibility because they possess a "demand" feature that allows the holder to sell the bond back to issue at par with notice of seven days or less. This allows us to act when attractive opportunities arise. VRDNs help reduce share price volatility in the fund because they tend to remain at par (100% of face value) even as interest rates move. Furthermore, once short-term interest rates start to rise, VRDNs can generate income for the Fund because they have interest rates that adjust weekly.

o  WHAT OTHER STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

   In keeping with our investment approach, we continued to manage the portfolio with a focus on income. Over the long term, the portfolio's income distribution contributes the majority of its total return (see page 7). We relied on our team of municipal analysts to help us find, what we believe to be, attractive investment opportunities, particularly those that could provide higher income to the Fund. Even as interest rates fell during the reporting period, the Fund continued to enjoy a yield advantage over its peers.

   As always, we continue to do our own credit research and continuously monitor every holding in the portfolio. To limit exposure to an unexpected event, the Fund is diversified both by issuer and geographic area, with more 300 bonds in the portfolio. We continue to avoid issues subject to the alternative minimum tax for individuals.

o  WHAT IS YOUR OUTLOOK?

   In our opinion, the U.S. economy is likely to continue its slow-growth expansion. While the unemployment rate declined during the reporting period, job creation is likely to remain weak until economic conditions improve. After the November elections, we expect Congress to turn its

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4  | USAA TAX EXEMPT SHORT-TERM FUND

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   attention to the so-called "fiscal cliff." If Congress does not act before year-end, significant tax increases and spending cuts will take effect on January 1, 2013. The Fed has extended its commitment to low interest rates and plans to keep short-term rates between zero and 0.25% until at least mid 2015. We expect Europe's fiscal troubles to remain a source of volatility.

   Though a number of state and local governments continue to face budgetary challenges, we have confidence that they will continue working to maintain fiscal balance. Overall, municipal credit quality remains strong, and we do not expect a material change in the longstanding debt repayment record of municipal issuers. Nevertheless, we are carefully monitoring the few municipal bankruptcy cases that have been filed. Occasional one-off problems are likely given the size and diversity of the tax-exempt market, but we expect such occurrences will remain the exception, not the rule.

   Tax-exempt bond prices have increased considerably since January 2011, and shareholders should not expect the same level of capital appreciation going forward. However, we believe municipal bonds will continue to look attractive for the tax-exempt income they provide. Their tax-exemption may become even more valuable if marginal tax rates increase and/or the Medicare investment tax is implemented as scheduled in 2013. In our opinion, shareholders should continue making investment decisions based on their long-term goals, risk tolerance, and time horizon.

   We appreciate your continued confidence in us. Thank you for your investment in the Fund.

   AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

   Some income may be subject to state or local taxes but not the alternative minimum tax.

   Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TAX EXEMPT SHORT-TERM FUND SHARES (FUND SHARES) (Ticker Symbol: USSTX)

--------------------------------------------------------------------------------
                                               9/30/12              3/31/12
--------------------------------------------------------------------------------
Net Assets                                 $2,190.2 Million     $2,124.1 Million
Net Asset Value Per Share                       $10.85               $10.80
Dollar-Weighted Average
Portfolio Maturity(+)                          2.1 Years            2.2 Years

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                  $0.241               $0.273
Capital Gain Distributions Per Share              --                   --

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/12
--------------------------------------------------------------------------------
  3/31/12-9/30/12*            1 Year              5 Years             10 Years
       1.48%                  2.92%                3.71%                3.12%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD AS OF 9/30/12**              EXPENSE RATIO AS OF 3/31/12***
--------------------------------------------------------------------------------
               0.94%                                        0.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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6  | USAA TAX EXEMPT SHORT-TERM FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2012

-----------------------------------------------------------------------------------
                      TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
-----------------------------------------------------------------------------------
10 Years                 3.12%         =          3.16%          +        (0.04%)
5 Years                  3.71%         =          3.19%          +         0.52%
1 Year                   2.92%         =          2.27%          +         0.65%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2003-SEPTEMBER 30, 2012

    [CHART OF ANNUAL TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                   TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
9/30/2003              2.97%               2.97%                    0.00%
9/30/2004              1.57%               2.49%                   -0.92%
9/30/2005              1.72%               2.92%                   -1.20%
9/30/2006              3.16%               3.54%                   -0.38%
9/30/2007              3.26%               3.73%                   -0.47%
9/30/2008              2.83%               4.15%                   -1.32%
9/30/2009              5.53%               4.09%                    1.44%
9/30/2010              4.29%               2.68%                    1.61%
9/30/2011              3.00%               2.72%                    0.28%
9/30/2012              2.92%               2.27%                    0.65%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/12, and assuming marginal federal tax
rates of:                                25.00%     28.00%     33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD            DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years               3.16%              4.21%      4.38%      4.71%      4.85%
5 Years                3.19%              4.24%      4.42%      4.75%      4.90%
1 Year                 2.27%              3.02%      3.15%      3.39%      3.49%

To match the Fund Shares' closing 30-day SEC Yield of 0.94% on 9/30/12,

A FULLY TAXABLE INVESTMENT MUST PAY:      1.25%      1.31%      1.40%      1.45%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2012 tax rates.

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8  | USAA TAX EXEMPT SHORT-TERM FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                            USAA TAX EXEMPT        LIPPER SHORT
                        BARCLAYS              SHORT-TERM          MUNICIPAL BOND
                  MUNICIPAL BOND INDEX        FUND SHARES          FUNDS INDEX
09/30/02              $10,000.00              $10,000.00            $10,000.00
10/31/02                9,834.22                9,935.82              9,953.23
11/30/02                9,793.35                9,954.54              9,975.80
12/31/02               10,000.00               10,044.87             10,048.42
01/31/03                9,974.66               10,061.69             10,070.29
02/28/03               10,114.11               10,132.63             10,121.94
03/31/03               10,120.16               10,138.08             10,115.26
04/30/03               10,187.03               10,162.89             10,137.35
05/31/03               10,425.56               10,244.50             10,195.56
06/30/03               10,381.25               10,248.32             10,204.79
07/31/03               10,017.98               10,157.85             10,162.42
08/31/03               10,092.70               10,190.33             10,186.05
09/30/03               10,389.43               10,296.63             10,252.86
10/31/03               10,337.11               10,291.12             10,247.25
11/30/03               10,444.85               10,320.75             10,262.68
12/31/03               10,531.33               10,343.21             10,276.94
01/31/04               10,591.66               10,374.29             10,305.07
02/29/04               10,751.06               10,442.18             10,344.17
03/31/04               10,713.62               10,415.12             10,332.22
04/30/04               10,459.89               10,332.56             10,278.55
05/31/04               10,421.96               10,314.70             10,265.36
06/30/04               10,459.89               10,326.29             10,275.55
07/31/04               10,597.54               10,376.86             10,314.30
08/31/04               10,809.91               10,445.83             10,371.54
09/30/04               10,867.30               10,458.14             10,378.91
10/31/04               10,960.81               10,481.22             10,399.44
11/30/04               10,870.40               10,455.70             10,373.36
12/31/04               11,003.16               10,499.95             10,411.46
01/31/05               11,105.99               10,512.48             10,412.60
02/28/05               11,069.04               10,507.37             10,411.90
03/31/05               10,999.23               10,492.98             10,408.45
04/30/05               11,172.69               10,530.30             10,432.34
05/31/05               11,251.66               10,557.75             10,456.43
06/30/05               11,321.46               10,595.00             10,494.29
07/31/05               11,270.29               10,592.52             10,496.80
08/31/05               11,384.08               10,630.06             10,527.78
09/30/05               11,307.40               10,639.95             10,542.27
10/31/05               11,238.74               10,636.62             10,542.46
11/30/05               11,292.69               10,654.96             10,560.10
12/31/05               11,389.80               10,686.37             10,593.20
01/31/06               11,420.54               10,714.25             10,621.34
02/28/06               11,497.21               10,743.87             10,644.81
03/31/06               11,417.92               10,746.83             10,647.84
04/30/06               11,414.00               10,756.42             10,663.70
05/31/06               11,464.84               10,789.30             10,700.87
06/30/06               11,421.68               10,804.15             10,706.49
07/31/06               11,557.54               10,855.98             10,749.61
08/31/06               11,729.04               10,920.21             10,805.52
09/30/06               11,810.62               10,975.08             10,847.18
10/31/06               11,884.68               11,007.25             10,874.82
11/30/06               11,983.75               11,050.51             10,909.28
12/31/06               11,941.41               11,065.17             10,923.63
01/31/07               11,910.84               11,064.76             10,932.67
02/28/07               12,067.78               11,129.01             10,981.98
03/31/07               12,038.03               11,153.57             11,006.09
04/30/07               12,073.67               11,186.54             11,034.26
05/31/07               12,020.21               11,178.86             11,050.52
06/30/07               11,957.92               11,183.74             11,048.57
07/31/07               12,050.62               11,227.56             11,087.91
08/31/07               11,998.63               11,244.97             11,102.63
09/30/07               12,176.18               11,331.56             11,157.09
10/31/07               12,230.45               11,357.18             11,186.17
11/30/07               12,308.44               11,417.05             11,221.31
12/31/07               12,342.61               11,432.47             11,255.62
01/31/08               12,498.25               11,589.09             11,373.23
02/29/08               11,926.04               11,466.05             11,239.14
03/31/08               12,266.91               11,580.59             11,281.07
04/30/08               12,410.45               11,598.36             11,303.21
05/31/08               12,485.49               11,640.00             11,349.32
06/30/08               12,344.57               11,624.40             11,330.04
07/31/08               12,391.49               11,688.44             11,392.66
08/31/08               12,536.50               11,775.70             11,446.95
09/30/08               11,948.60               11,652.08             11,350.56
10/31/08               11,826.64               11,577.31             11,313.70
11/30/08               11,864.24               11,617.65             11,357.75
12/31/08               12,037.21               11,583.85             11,363.57
01/31/09               12,477.81               11,831.07             11,511.78
02/28/09               12,543.37               11,838.05             11,508.75
03/31/09               12,545.66               11,856.30             11,539.95
04/30/09               12,796.28               11,930.52             11,592.19
05/31/09               12,931.65               12,002.23             11,639.40
06/30/09               12,810.50               12,026.17             11,661.99
07/31/09               13,024.84               12,109.86             11,724.33
08/31/09               13,247.50               12,175.27             11,754.18
09/30/09               13,722.92               12,296.25             11,832.33
10/31/09               13,434.86               12,277.34             11,819.31
11/30/09               13,545.87               12,362.01             11,869.24
12/31/09               13,591.64               12,380.76             11,883.45
01/31/10               13,662.43               12,451.79             11,914.73
02/28/10               13,794.86               12,524.84             11,940.57
03/31/10               13,761.84               12,503.18             11,929.52
04/30/10               13,929.08               12,567.16             11,950.97
05/31/10               14,033.55               12,604.65             11,973.57
06/30/10               14,041.89               12,633.18             11,985.65
07/31/10               14,216.98               12,721.99             12,032.77
08/31/10               14,542.48               12,820.02             12,072.93
09/30/10               14,519.76               12,823.67             12,065.84
10/31/10               14,479.54               12,839.77             12,073.42
11/30/10               14,190.01               12,796.19             12,054.07
12/31/10               13,915.02               12,743.58             12,034.85
01/31/11               13,812.52               12,735.16             12,039.08
02/28/11               14,032.41               12,801.68             12,063.67
03/31/11               13,985.65               12,830.50             12,084.44
04/30/11               14,236.11               12,909.41             12,125.38
05/31/11               14,479.38               12,998.23             12,179.59
06/30/11               14,529.90               13,051.29             12,206.00
07/31/11               14,678.18               13,128.18             12,248.04
08/31/11               14,929.29               13,192.41             12,286.56
09/30/11               15,083.63               13,209.86             12,291.48
10/31/11               15,027.55               13,186.85             12,274.65
11/30/11               15,116.32               13,227.28             12,295.85
12/31/11               15,403.90               13,306.39             12,335.45
01/31/12               15,760.14               13,380.77             12,381.95
02/29/12               15,775.67               13,419.39             12,410.53
03/31/12               15,673.16               13,396.03             12,395.88
04/30/12               15,853.98               13,445.54             12,426.19
05/31/12               15,985.59               13,494.28             12,444.93
06/30/12               15,968.42               13,504.12             12,449.93
07/31/12               16,221.50               13,550.41             12,478.97
08/31/12               16,239.97               13,574.19             12,489.51
09/30/12               16,338.06               13,593.37             12,507.27

                                   [END CHART]

                       Data from 9/30/02 through 9/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Short Municipal Bond Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                            USAA TAX EXEMPT              LIPPER SHORT MUNICIPAL
                        SHORT-TERM FUND SHARES             DEBT FUNDS AVERAGE
09/30/03                         2.92%                            2.23%
09/30/04                         2.49                             2.02
09/30/05                         2.93                             2.27
09/30/06                         3.48                             2.80
09/30/07                         3.69                             3.18
09/30/08                         4.18                             3.23
09/30/09                         3.89                             3.04
09/30/10                         2.58                             1.42
09/30/11                         2.65                             1.45
09/30/12                         2.22                             1.21

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/03 to 9/30/12.

The Lipper Short Municipal Debt Funds Average is an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

USAA TAX EXEMPT SHORT-TERM FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UTESX)

--------------------------------------------------------------------------------
                                               9/30/12              3/31/12
--------------------------------------------------------------------------------
Net Assets                                  $6.6 Million          $6.0 Million
Net Asset Value Per Share                      $10.85                $10.80

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                 $0.214                $0.246
Capital Gain Distributions Per Share             --                    --

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/12
--------------------------------------------------------------------------------
   3/31/12-9/30/12*             1 Year               Since Inception 8/01/10
        1.35%                   2.66%                         2.85%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 9/30/12**
--------------------------------------------------------------------------------
  Unsubsidized             -0.02%               Subsidized              0.70%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 3/31/12***
--------------------------------------------------------------------------------
  Before Reimbursement     1.30%                After Reimbursement     0.80%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 0.70% on 9/30/12, and assuming marginal federal tax
rates of:                                25.00%     28.00%     33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:      0.93%      0.97%      1.04%      1.07%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2012 tax rates.

================================================================================

12  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                               USAA TAX EXEMPT           LIPPER SHORT
                  BARCLAYS MUNICIPAL           SHORT-TERM FUND          MUNICIPAL BOND
                      BOND INDEX               ADVISER SHARES            FUNDS INDEX
07/31/10              $10,000.00                 $10,000.00               $10,000.00
08/31/10               10,228.95                  10,074.87                10,033.38
09/30/10               10,212.97                  10,085.31                10,027.48
10/31/10               10,184.68                  10,086.35                10,033.79
11/30/10                9,981.03                  10,049.96                10,017.70
12/31/10                9,787.61                  10,006.37                10,001.73
01/31/11                9,715.50                   9,997.77                10,005.25
02/28/11                9,870.17                  10,048.12                10,025.68
03/31/11                9,837.28                  10,068.74                10,042.95
04/30/11               10,013.45                  10,128.54                10,076.96
05/31/11               10,184.57                  10,196.15                10,122.02
06/30/11               10,220.10                  10,235.65                10,143.97
07/31/11               10,324.40                  10,293.76                10,178.91
08/31/11               10,501.03                  10,341.92                10,210.92
09/30/11               10,609.58                  10,353.30                10,215.01
10/31/11               10,570.14                  10,333.20                10,201.02
11/30/11               10,632.58                  10,362.76                10,218.64
12/31/11               10,834.86                  10,422.38                10,251.55
01/31/12               11,085.43                  10,478.59                10,290.19
02/29/12               11,096.35                  10,506.75                10,313.95
03/31/12               11,024.25                  10,486.24                10,301.77
04/30/12               11,151.44                  10,522.87                10,326.96
05/31/12               11,244.01                  10,558.72                10,342.54
06/30/12               11,231.93                  10,564.12                10,346.69
07/31/12               11,409.94                  10,598.09                10,370.82
08/31/12               11,422.94                  10,614.24                10,379.58
09/30/12               11,491.93                  10,627.28                10,394.34

                                   [END CHART]

                      Data from 7/31/10 through 9/30/12.*

                      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Municipal Bond Index and the Lipper Short Municipal Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/12
                                (% of Net Assets)

General Obligation ......................................................  19.5%
Hospital ................................................................  17.0%
Electric Utilities ......................................................  12.9%
Special Assessment/Tax/Fee ..............................................   7.4%
Appropriated Debt .......................................................   5.3%
Education ...............................................................   4.4%
Multifamily Housing .....................................................   3.4%
Nursing/CCRC ............................................................   3.2%
Toll Roads ..............................................................   3.0%
Sales Tax ...............................................................   2.9%

You will find a complete list of securities that the Fund owns on pages 16-32.

================================================================================

14  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                      o PORTFOLIO RATINGS MIX -- 9/30/12 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         0.6%
AA                                                                         13.8%
A                                                                          28.9%
BBB                                                                        18.0%
BELOW INVESTMENT-GRADE                                                      0.1%
SHORT-TERM INVESTMENT-GRADE RATINGS                                        29.2%
UNRATED                                                                     9.4%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), or Dominion Bond Rating Service Ltd. (Dominion), and includes any related credit enhancements (for a definition of "credit enhancements," see the Categories and Definitions section within the Portfolio of Investments). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade Ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency, (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 16-32.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)   Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., Assured Guaranty

================================================================================

16  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

           Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., DEPFA Bank plc, Deutsche Postbank, Dexia Credit Local, JPMorgan Chase Bank, N.A., or Societe Generale.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Continental Casualty Co., Duke Realty Corp., Emory Univ., Fannie Mae, Government National Mortgage Association, National Rural Utility Corp., or Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   EDA     Economic Development Authority
   EDC     Economic Development Corp.
   ETM     Escrowed to final maturity
   IDA     Industrial Development Authority/Agency
   IDB     Industrial Development Board
   ISD     Independent School District
   PRE     Prerefunded to a date prior to maturity
   USD     Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (50.9%)

            ALABAMA (0.4%)
$ 1,265     Montgomery Medical Clinic Board                        4.50%        3/01/2013     $    1,278
  1,200     Montgomery Medical Clinic Board                        4.50         3/01/2014          1,235
  2,480     Montgomery Medical Clinic Board                        4.50         3/01/2015          2,601
  2,595     Montgomery Medical Clinic Board                        4.50         3/01/2016          2,750
                                                                                              ----------
                                                                                                   7,864
                                                                                              ----------
            ARIZONA (0.4%)
  1,000     Pinal County Correctional Facilities IDA (INS)         5.25        10/01/2012          1,000
  1,000     Pinal County Correctional Facilities IDA (INS)         5.25        10/01/2013          1,032
  1,710     Pinal County Correctional Facilities IDA (INS)         5.25        10/01/2014          1,806
  5,365     State (INS)                                            5.00        10/01/2015          5,988
                                                                                              ----------
                                                                                                   9,826
                                                                                              ----------
            CALIFORNIA (5.6%)
  5,000     Community College Financing Auth.                      2.50         6/28/2013          5,048
  5,000     Golden State Tobacco Securitization Corp.              5.00         6/01/2015          5,419
  7,000     Golden State Tobacco Securitization Corp.              5.00         6/01/2016          7,732
  3,000     Golden State Tobacco Securitization Corp.              5.00         6/01/2017          3,325
  5,000     Irvine USD Community Facilities District (INS)         5.00         9/01/2014          5,351
  3,730     Irvine USD Community Facilities District (INS)         5.00         9/01/2015          4,115
  5,885     Irvine USD Community Facilities District (INS)         5.00         9/01/2016          6,647
    500     Los Angeles County                                     5.00         3/01/2021            599
  1,000     Los Angeles County                                     5.00         9/01/2021          1,197
  9,000     Moreno Valley USD                                      2.50        10/01/2012          9,000
 14,785     Public Works Board                                     5.00        10/01/2015         16,529
  2,000     Public Works Board                                     5.00         4/01/2019          2,395
  1,000     Public Works Board                                     5.00         4/01/2020          1,209
  1,500     Public Works Board                                     5.00         4/01/2021          1,812
  2,000     Salinas USD (INS)                                      4.21(a)      6/01/2014          1,960
  1,000     Salinas USD (INS)                                      4.21(a)     10/01/2014            976
  6,000     School Cash Reserve Program Auth.                      2.50         1/31/2013          6,032
  8,000     School Cash Reserve Program Auth.                      2.00         2/01/2013          8,029
 15,000     State                                                  5.00        10/01/2017         17,893
 17,500     Statewide Communities Dev. Auth.                       5.00         6/15/2013         18,090
                                                                                              ----------
                                                                                                 123,358
                                                                                              ----------
            COLORADO (0.7%)
    185     Beacon Point Metropolitan District
              (LOC - Compass Bank)                                 4.38        12/01/2015            186
  1,865     Denver Health and Hospital Auth.                       5.00        12/01/2014          1,996

================================================================================

18  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 1,000     Denver Health and Hospital Auth.                       5.00%       12/01/2015     $    1,098
  1,475     Denver Health and Hospital Auth.                       5.00        12/01/2016          1,643
  1,335     Health Facilities Auth.                                5.00         6/01/2013          1,373
  2,000     Health Facilities Auth.                                5.00         6/01/2015          2,188
    110     Health Facilities Auth. (ETM)                          5.00        11/15/2015            126
  1,890     Health Facilities Auth.                                5.00        11/15/2015          2,148
    160     Health Facilities Auth. (ETM)                          5.00        11/15/2016            190
  2,840     Health Facilities Auth.                                5.00        11/15/2016          3,322
  1,695     High Plains Metropolitan District
              (LOC - Compass Bank)                                 4.38        12/01/2015          1,758
                                                                                              ----------
                                                                                                  16,028
                                                                                              ----------
            CONNECTICUT (0.3%)
  2,050     West Haven                                             3.00         5/30/2013          2,071
    750     West Haven                                             4.00         8/01/2013            764
    500     West Haven                                             4.00         8/01/2014            520
  2,235     West Haven (INS)                                       5.00         8/01/2020          2,563
                                                                                              ----------
                                                                                                   5,918
                                                                                              ----------
            DISTRICT OF COLUMBIA (0.1%)
  2,740     Community Academy (INS)                                4.50         5/01/2017          2,683
                                                                                              ----------
            FLORIDA (3.7%)
  4,500     Gulf Breeze City                                       3.10        12/01/2020          4,593
  1,385     Higher Educational Facilities Financing Auth.          5.00         4/01/2021          1,595
  1,000     Highlands County Health Facilities                     5.00        11/15/2014          1,091
  1,000     Highlands County Health Facilities                     5.00        11/15/2015          1,130
  3,500     Highlands County Health Facilities                     5.00        11/15/2016          4,065
  1,235     Highlands County Health Facilities                     5.00        11/15/2016          1,434
 10,000     Hurricane Catastrophe Fund Finance Corp.               5.00         7/01/2014         10,778
  1,000     Jacksonville                                           5.00        10/01/2019          1,198
  4,580     Jacksonville                                           5.00        10/01/2020          5,495
  1,720     Lee County IDA                                         3.75        10/01/2017          1,707
  3,165     Lee County IDA                                         4.75        10/01/2022          3,116
  1,775     Miami Beach Health Facilities Auth.                    5.00        11/15/2019          2,032
  1,250     Miami Beach Health Facilities Auth.                    5.00        11/15/2020          1,427
  7,500     Miami-Dade County IDA                                  3.75        12/01/2018          8,186
  2,000     Orange County Health Facilities Auth.                  5.00        10/01/2013          2,082
  1,200     Orange County Health Facilities Auth.                  5.00        10/01/2016          1,353
  2,000     Palm Beach County School Board (INS)                   5.00         8/01/2015          2,229
  3,290     Palm Beach County School Board                         5.50         8/01/2015          3,713
  2,820     Pinellas County Educational Facilities Auth.           4.00        10/01/2020          3,007
 10,000     Sunshine State Governmental Financing Commission       5.00         9/01/2017         11,465
  8,975     Sunshine State Governmental Financing Commission       5.00         9/01/2018         10,419
                                                                                              ----------
                                                                                                  82,115
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            GEORGIA (0.9%)
$ 3,000     Fulton County Dev. Auth. (NBGA) (ETM)                  4.00%       11/15/2016     $    3,424
  3,000     Municipal Electric Auth. of Georgia                    5.00         1/01/2016          3,395
    755     Private Colleges and Universities Auth.                4.00        10/01/2012            755
  3,415     Private Colleges and Universities Auth.                5.00        10/01/2018          3,901
  1,265     Private Colleges and Universities Auth.                5.00        10/01/2019          1,457
  1,255     Private Colleges and Universities Auth.                5.00        10/01/2019          1,445
  3,770     Private Colleges and Universities Auth.                5.00        10/01/2020          4,346
                                                                                              ----------
                                                                                                  18,723
                                                                                              ----------
            GUAM (0.1%)
  1,000     Education Financing Foundation                         4.00        10/01/2013          1,007
    760     Education Financing Foundation                         5.00        10/01/2014            782
                                                                                              ----------
                                                                                                   1,789
                                                                                              ----------
            ILLINOIS (4.3%)
    614     Chicago                                                6.13        12/01/2012            617
 20,000     Chicago (INS)                                          3.18(a)      1/01/2018         17,683
 15,000     Chicago Board of Education (INS)                       2.54(a)     12/01/2013         14,864
  7,140     Finance Auth.                                          4.50         2/15/2016          7,634
  3,720     Finance Auth.                                          5.25         5/01/2016          4,087
  5,940     Finance Auth.                                          4.50         2/15/2017          6,421
  2,410     Finance Auth.                                          5.00         8/15/2018          2,784
    655     Housing Dev. Auth.                                     4.15         1/01/2014            672
    130     Housing Dev. Auth.                                     4.20         1/01/2014            134
    595     Housing Dev. Auth.                                     4.15         7/01/2014            616
    750     Housing Dev. Auth.                                     4.20         7/01/2015            787
    400     Housing Dev. Auth.                                     4.30         1/01/2016            424
    140     Housing Dev. Auth.                                     4.35         1/01/2016            149
  5,000     Railsplitter Tobacco Settlement Auth.                  5.00         6/01/2016          5,619
  6,500     Railsplitter Tobacco Settlement Auth.                  5.00         6/01/2018          7,509
  4,160     Railsplitter Tobacco Settlement Auth.                  5.25         6/01/2020          4,904
  1,090     Railsplitter Tobacco Settlement Auth.                  5.25         6/01/2021          1,287
  3,000     State (INS)                                            5.00         1/01/2016          3,355
  5,000     State                                                  4.50         6/15/2016          5,711
  7,000     State                                                  5.00         8/01/2020          8,156
  1,500     State                                                  1.50         6/15/2021          1,508
                                                                                              ----------
                                                                                                  94,921
                                                                                              ----------
            INDIANA (2.2%)
 10,000     Finance Auth.                                          4.90         1/01/2016         11,012
  2,060     Health and Educational Facility Auth.                  5.00         2/15/2013          2,098
 20,000     Jasper County (INS)                                    5.60        11/01/2016         22,747
 10,000     Whiting Environmental Facilities                       5.00         7/01/2017         11,671
                                                                                              ----------
                                                                                                  47,528
                                                                                              ----------

================================================================================

20  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            IOWA (0.5%)
$10,000     Finance Auth. (INS)                                    5.00%        7/01/2014     $   10,693
                                                                                              ----------
            KANSAS (0.1%)
  2,000     La Cygne (INS)                                         4.05         3/01/2015          2,158
                                                                                              ----------
            LOUISIANA (0.4%)
  1,500     Office Facilities Corp.                                5.00         3/01/2016          1,703
  2,500     Offshore Terminal Auth.                                5.25         9/01/2016          2,587
  3,455     Public Facilities Auth.                                2.88        11/01/2015          3,579
                                                                                              ----------
                                                                                                   7,869
                                                                                              ----------
            MAINE (0.1%)
  2,500     Jay                                                    4.85         5/01/2019          2,618
                                                                                              ----------
            MARYLAND (0.5%)
 10,000     Anne Arundel County                                    4.10         7/01/2014         10,064
    200     Health and Higher Educational Facilities Auth.,
              acquired 3/05/2003, cost $200(b)                     5.00         2/01/2013            203
                                                                                              ----------
                                                                                                  10,267
                                                                                              ----------
            MASSACHUSETTS (0.9%)
 11,500     Dev. Finance Agency                                    2.88        10/01/2014         12,033
    600     Dev. Finance Agency                                    5.00         1/01/2015            639
    630     Dev. Finance Agency                                    5.00         1/01/2016            684
    835     Dev. Finance Agency                                    5.00         1/01/2017            921
  1,065     Dev. Finance Agency                                    5.00         1/01/2018          1,192
  1,395     Dev. Finance Agency                                    5.00         1/01/2019          1,562
  2,015     Health and Educational Facilities Auth.                5.00         7/01/2016          2,214
                                                                                              ----------
                                                                                                  19,245
                                                                                              ----------
            MICHIGAN (0.9%)
  4,950     Dickinson County EDC                                   5.75         6/01/2016          4,967
  2,165     Grand Traverse County Hospital Finance Auth.           5.00         7/01/2018          2,490
  2,625     Grand Traverse County Hospital Finance Auth.           5.00         7/01/2019          3,025
  1,000     Hospital Finance Auth.                                 5.00        11/15/2014          1,083
  1,000     Hospital Finance Auth.                                 5.00        11/15/2015          1,115
  6,440     Housing Dev. Auth.                                     1.00        10/01/2014          6,467
                                                                                              ----------
                                                                                                  19,147
                                                                                              ----------
            MINNESOTA (0.7%)
  5,000     Agricultural and Economic Development Board(c)         4.75         2/15/2015          5,129
  1,335     Agricultural and Economic Development Board (INS)      5.00         2/15/2015          1,459
    565     Agricultural and Economic Development Board (INS)      5.00         2/15/2016            637
  1,000     Higher Education Facilities Auth.                      4.00         4/01/2015          1,080
    250     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2013            256
    250     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2014            263

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   250     St. Paul Housing and Redevelopment Auth.               5.00%        5/15/2015     $      270
    300     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2016            330
    325     St. Paul Housing and Redevelopment Auth.               5.25         5/15/2017            364
  2,015     Tobacco Securitization Auth.                           5.00         3/01/2019          2,366
  2,000     Tobacco Securitization Auth.                           5.00         3/01/2020          2,342
                                                                                              ----------
                                                                                                  14,496
                                                                                              ----------
            MISSISSIPPI (0.5%)
  1,500     Hospital Equipment and Facilities Auth.                5.00         8/15/2013          1,552
  2,280     Hospital Equipment and Facilities Auth.                5.00         8/15/2014          2,427
  4,330     Hospital Equipment and Facilities Auth.                5.00        12/01/2014          4,566
  1,000     Hospital Equipment and Facilities Auth.                5.00         8/15/2015          1,095
  2,000     Hospital Equipment and Facilities Auth.                5.00         8/15/2016          2,229
                                                                                              ----------
                                                                                                  11,869
                                                                                              ----------
            MISSOURI (0.7%)
  1,135     Cape Girardeau County IDA                              5.00         6/01/2014          1,184
  1,000     Cape Girardeau County IDA                              5.00         6/01/2017          1,096
  1,055     Joint Municipal Electric Utility Commission (INS)      5.00         1/01/2015          1,130
  4,585     Riverside IDA (INS)                                    4.50         5/01/2016          4,959
  7,150     St. Louis Airport (INS)                                5.00         7/01/2013          7,358
                                                                                              ----------
                                                                                                  15,727
                                                                                              ----------
            NEW JERSEY (6.5%)
  6,010     Cedar Grove Township                                   1.50         2/21/2013          6,023
 10,000     EDA                                                    5.25         9/01/2019         12,356
  5,000     EDA                                                    5.00         6/15/2020          5,776
  7,000     EDA                                                    5.00         6/15/2021          8,087
  3,975     Harrison                                               3.38         2/15/2013          3,996
  5,055     Health Care Facilities Financing Auth.                 4.00        11/15/2016          5,437
  2,000     Health Care Facilities Financing Auth.                 5.00         7/01/2018          2,343
  2,000     Health Care Facilities Financing Auth.                 5.00         7/01/2019          2,367
  2,000     Health Care Facilities Financing Auth.                 5.00         7/01/2020          2,395
  7,398     Jersey City                                            2.00         4/18/2013          7,411
 10,000     Lyndhurst Township                                     1.75         2/15/2013         10,012
  3,298     Lyndhurst Township                                     1.75         3/21/2013          3,303
  7,105     Newark                                                 3.50        12/13/2012          7,137
  3,439     Newark                                                 3.50        12/13/2012          3,445
  6,962     Newark                                                 3.50        12/13/2012          6,977
 14,000     Newark                                                 2.40         2/20/2013         14,010
  4,074     Newark                                                 2.50         6/28/2013          4,095
  9,745     Tobacco Settlement Financing Corp.                     5.00         6/01/2014         10,260
  9,640     Transit Corp.                                          5.75         9/15/2014          9,682
 15,000     Transportation Trust Fund Auth.                        5.25        12/15/2017         17,215
                                                                                              ----------
                                                                                                 142,327
                                                                                              ----------

================================================================================

22  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            NEW MEXICO (0.1%)
$   595     Jicarilla Apache Nation(c)                             5.00%        9/01/2013     $      614
  1,325     Sandoval County                                        4.00         6/01/2015          1,368
                                                                                              ----------
                                                                                                   1,982
                                                                                              ----------
            NEW YORK (9.2%)
  1,000     Albany IDA                                             5.50        11/15/2012          1,006
  1,000     Albany IDA                                             5.50        11/15/2013          1,053
  3,500     Albany IDA                                             4.25        11/15/2014          3,726
  4,480     Albany IDA                                             5.00        11/15/2015          4,989
  3,181     Arcade                                                 1.50         8/21/2013          3,195
 10,000     Broome County                                          2.00        11/30/2012         10,017
  1,000     Dormitory Auth.                                        3.00         7/01/2013          1,007
  3,710     Dormitory Auth.                                        5.00         7/01/2013          3,831
  1,000     Dormitory Auth.                                        5.00         7/01/2013          1,033
  1,865     Dormitory Auth.                                        5.00         7/01/2014          1,956
  3,010     Dormitory Auth.                                        5.00         7/01/2014          3,214
  5,000     Dormitory Auth.                                        5.20         2/15/2015          5,020
  4,095     Dormitory Auth.                                        5.00         7/01/2015          4,513
  3,145     Dormitory Auth.                                        5.00         7/01/2015          3,466
  2,000     Dormitory Auth.                                        4.00         8/15/2015          2,187
    720     Dormitory Auth.                                        4.00         2/15/2016            797
  3,295     Dormitory Auth.                                        5.00         7/01/2016          3,718
  2,000     Dormitory Auth.                                        5.00         7/01/2016          2,186
    440     East Rochester Housing Auth. (NBGA)                    3.75        12/20/2012            441
  4,750     Long Beach                                             3.40         3/01/2013          4,770
  1,700     Long Beach                                             4.15         4/19/2013          1,716
  3,000     Long Island Power Auth.                                5.25         6/01/2014          3,237
 20,000     New York City                                          5.00         8/01/2016         23,339
  6,500     Oyster Bay                                             2.00         6/07/2013          6,542
 14,200     Ramapo                                                 2.00        10/01/2012         14,200
  6,000     Ramapo                                                 2.00        12/05/2012          6,008
  8,000     Rockland County                                        2.50         3/06/2013          8,026
  2,500     Rockland County                                        4.00         6/06/2013          2,515
  6,000     Rockland County                                        3.75         6/28/2013          6,045
  6,560     Rockland County                                        2.50         9/24/2013          6,594
 15,000     Roosevelt Union Free School District                   2.00         8/27/2013         15,097
  9,000     Schenectady School District                            1.50         1/18/2013          9,016
  2,500     Solvay                                                 1.75         2/07/2013          2,503
  3,320     Solvay                                                 2.00         2/07/2013          3,327
  2,500     Suffolk County EDC                                     5.00         7/01/2019          2,952
  2,640     Suffolk County EDC                                     5.00         7/01/2020          3,155
 10,000     Utica School District                                  1.50         6/14/2013         10,031

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 3,000     Westchester County Health Care Corp.                   5.00%       11/01/2015     $    3,323
  3,930     Yonkers                                                5.00        10/01/2017          4,483
  7,310     Yonkers                                                5.00        10/01/2018          8,440
                                                                                              ----------
                                                                                                 202,674
                                                                                              ----------
            NORTH CAROLINA (0.4%)
  2,000     Eastern Municipal Power Agency                         5.00         1/01/2016          2,271
  2,100     Medical Care Commission                                4.38         7/01/2017          2,254
  3,855     Medical Care Commission                                5.00         7/01/2018          4,516
                                                                                              ----------
                                                                                                   9,041
                                                                                              ----------
            OHIO (0.6%)
  4,515     American Municipal Power, Inc.                         5.00         2/15/2017          5,174
  4,500     Buckeye Tobacco Settlement Financing Auth.             5.00         6/01/2015          4,839
  1,530     Hancock County                                         4.00        12/01/2016          1,633
  1,875     Hancock County                                         4.25        12/01/2017          2,036
                                                                                              ----------
                                                                                                  13,682
                                                                                              ----------
            OKLAHOMA (0.2%)
  2,150     Cherokee Nation (INS)(c)                               4.30        12/01/2016          2,330
  1,000     Norman Regional Hospital Auth. (INS)                   5.00         9/01/2013          1,021
  1,090     Norman Regional Hospital Auth. (INS)                   5.00         9/01/2014          1,134
                                                                                              ----------
                                                                                                   4,485
                                                                                              ----------
            PENNSYLVANIA (2.4%)
 12,250     Allegheny County Hospital Dev. Auth.                   5.00         5/15/2016         13,961
  1,065     Delaware County                                        4.00        10/01/2015          1,120
  1,110     Delaware County                                        4.00        10/01/2016          1,179
  1,155     Delaware County                                        5.00        10/01/2017          1,285
  1,195     Delaware County                                        5.00        10/01/2018          1,343
  4,000     EDA                                                    2.75         9/01/2013          4,080
 10,000     Erie School District                                   1.38         6/28/2013         10,018
  3,740     Higher Educational Facilities Auth.                    5.00         5/15/2016          4,271
  1,500     Montgomery County IDA                                  5.00        11/15/2016          1,672
  2,000     Montgomery County IDA                                  5.00        11/15/2017          2,214
  5,175     St. Mary Hospital Auth.                                4.00        11/15/2016          5,646
  5,170     St. Mary Hospital Auth.                                4.00        11/15/2016          5,641
                                                                                              ----------
                                                                                                  52,430
                                                                                              ----------
            PUERTO RICO (0.8%)
 14,000     Government Dev. Bank                                   4.75        12/01/2015         14,233
  2,000     Industrial, Tourist, Educational, Medical and
              Environmental Control Facilities Financing Auth.     5.00         4/01/2017          2,181
  1,000     Industrial, Tourist, Educational, Medical and
              Environmental Control Facilities Financing Auth.     5.00         4/01/2019          1,083

================================================================================

24  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   700     Industrial, Tourist, Educational, Medical and
              Environmental Control Facilities Financing Auth.     4.00%        4/01/2020     $      705
                                                                                              ----------
                                                                                                  18,202
                                                                                              ----------
            SOUTH CAROLINA (1.9%)
  1,485     Association of Governmental Organizations
              Educational Facilities Corp. (INS)                   4.00        12/01/2016          1,597
 23,000     Berkeley County                                        4.88        10/01/2014         24,341
    795     Jobs EDA (INS)                                         4.05         4/01/2013            802
  1,000     Lexington County Health Services District, Inc.        5.00        11/01/2014          1,080
  3,950     Piedmont Municipal Power Agency                        5.00         1/01/2015          4,309
  7,715     Piedmont Municipal Power Agency                        5.00         1/01/2016          8,703
                                                                                              ----------
                                                                                                  40,832
                                                                                              ----------
            TENNESSEE (0.1%)
  2,750     Shelby County Health, Educational, and Housing
              Facility Board                                       5.00         9/01/2014          2,972
                                                                                              ----------
            TEXAS (3.1%)
  5,170     Brazos River Auth.                                     4.90        10/01/2015          5,630
  3,000     Dallas Fort Worth International Airport                5.00        11/01/2016          3,498
  1,335     Gregg County Health Facilities Dev. Corp.              5.00        10/01/2015          1,444
  2,105     Gregg County Health Facilities Dev. Corp.              5.00        10/01/2016          2,312
  6,035     Harris County Cultural Education Facilities            5.00         2/15/2015          6,621
  4,500     Harris County Cultural Education Facilities            5.00         2/15/2016          5,086
    760     Midlothian Dev. Auth. (INS)                            5.00        11/15/2012            763
    535     Midlothian Dev. Auth. (INS)                            5.00        11/15/2013            552
    560     Midlothian Dev. Auth. (INS)                            5.00        11/15/2014            589
    390     Midlothian Dev. Auth. (INS)                            5.00        11/15/2015            416
  1,220     Northwest ISD (NBGA)                                   4.01(a)      2/15/2013          1,219
  1,000     Northwest ISD (NBGA)                                   4.07(a)      2/15/2014            995
  7,175     Red River Auth.                                        4.45         6/01/2020          7,874
  1,000     San Leanna Education Facilities Corp.                  5.00         6/01/2013          1,023
  1,000     San Leanna Education Facilities Corp.                  5.00         6/01/2015          1,084
  1,585     San Leanna Education Facilities Corp.                  5.00         6/01/2017          1,786
  1,155     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.25        11/15/2012          1,159
  1,220     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.00        11/15/2013          1,262
  1,100     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.25        11/15/2013          1,129
    870     Tarrant County Cultural Education Facilities
              Finance Corp.                                        4.63        11/15/2014            902
  1,265     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.25        11/15/2014          1,321

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 1,470     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.00%        5/15/2015     $    1,549
  1,250     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.75        11/15/2015          1,351
  1,000     Tarrant County Cultural Education Facilities
              Finance Corp.                                        5.00        11/15/2017          1,109
  2,810     Tyler Health Facilities Dev. Corp.                     5.00        11/01/2013          2,927
  4,575     Tyler Health Facilities Dev. Corp.                     5.00        11/01/2014          4,904
  3,360     Tyler Health Facilities Dev. Corp.                     5.00        11/01/2015          3,698
  6,155     Tyler Health Facilities Dev. Corp.                     5.25        11/01/2016          6,984
                                                                                              ----------
                                                                                                  69,187
                                                                                              ----------
            U.S. VIRGIN ISLANDS (0.2%)
  2,250     Water and Power Auth.                                  4.75         7/01/2015          2,422
  2,700     Water and Power Auth.                                  4.75         7/01/2016          2,968
                                                                                              ----------
                                                                                                   5,390
                                                                                              ----------
            VIRGINIA (1.3%)
 18,665     Chesapeake Port Facility IDA                           3.90         3/01/2013         18,864
  3,200     Housing Dev. Auth.                                     3.05         3/01/2018          3,414
  3,200     Housing Dev. Auth.                                     3.05         9/01/2018          3,426
  3,506     Marquis Community Dev. Auth.                           5.10         9/01/2036          2,934
  5,111     Marquis Community Dev. Auth.                           5.63(a)      9/01/2041            540
                                                                                              ----------
                                                                                                  29,178
                                                                                              ----------
            WISCONSIN (0.1%)
  1,200     Health and Educational Facilities Auth.                5.00         8/15/2021          1,411
                                                                                              ----------
            Total Fixed-Rate Instruments (cost: $1,065,075)                                    1,118,635
                                                                                              ----------

            PUT BONDS (20.3%)

            ALABAMA (1.1%)
 10,000     Chatom IDB (NBGA)                                      0.60         8/01/2037         10,000
  8,000     East Alabama Health Care Auth. (PRE)                   5.00         9/01/2033          8,348
  5,000     Mobile IDB                                             5.00         6/01/2034          5,492
                                                                                              ----------
                                                                                                  23,840
                                                                                              ----------
            ARIZONA (1.7%)
 20,400     Maricopa County Pollution Control Corp.                4.00         6/01/2043         21,462
 15,000     Navajo County                                          5.50         6/01/2034         16,031
                                                                                              ----------
                                                                                                  37,493
                                                                                              ----------
            CALIFORNIA (2.7%)
  5,000     Bay Area Toll Auth.                                    1.09(d)      4/01/2045          5,010
  5,585     Economic Recovery                                      4.00         7/01/2023          5,910
 11,875     Economic Recovery                                      5.00         7/01/2023         12,808

================================================================================

26  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 5,000     Health Facilities Financing Auth.                      5.00%        7/01/2027     $    5,328
 10,000     Hemet USD                                              1.68(d)     10/01/2036         10,000
  8,000     Municipal Finance Auth.                                2.38         2/01/2039          8,049
  6,965     Sacramento USD (INS)                                   3.18(d)      3/01/2040          7,061
  5,000     Statewide Communities Dev. Auth. (INS)                 4.10         4/01/2028          5,092
                                                                                              ----------
                                                                                                  59,258
                                                                                              ----------
            COLORADO (1.0%)
 10,000     E-470 Public Highway Auth.                             2.90(d)      9/01/2039         10,005
 10,500     Health Facilities Auth.                                4.00        10/01/2040         11,563
                                                                                              ----------
                                                                                                  21,568
                                                                                              ----------
            FLORIDA (1.0%)
  8,075     Miami-Dade County Health Facilities Auth. (INS)        4.55         8/01/2046          8,291
  5,000     Miami-Dade County IDA                                  4.00        10/01/2018          5,364
  6,000     Miami-Dade County School Board                         5.00         5/01/2032          6,623
  2,500     Palm Beach County School Board                         5.00         8/01/2032          2,878
                                                                                              ----------
                                                                                                  23,156
                                                                                              ----------
            GEORGIA (0.6%)
  2,325     Burke County Dev. Auth.                                0.90         1/01/2039          2,328
  8,000     Burke County Dev. Auth.                                2.50         1/01/2040          8,065
  2,015     Monroe County Dev. Auth.                               0.90         1/01/2039          2,015
                                                                                              ----------
                                                                                                  12,408
                                                                                              ----------
            ILLINOIS (0.7%)
  1,250     Educational Facilities Auth.                           4.13         3/01/2030          1,266
  1,250     Educational Facilities Auth.                           4.13         3/01/2030          1,362
      5     Educational Facilities Auth. (PRE)                     4.45         3/01/2034              5
  9,995     Educational Facilities Auth.                           4.45         3/01/2034         10,690
  2,500     Educational Facilities Auth.                           3.40        11/01/2036          2,668
                                                                                              ----------
                                                                                                  15,991
                                                                                              ----------
            INDIANA (0.4%)
  3,460     Plainfield (NBGA)                                      4.88         2/01/2035          3,541
  5,000     Whiting Environmental Facilities                       2.80         6/01/2044          5,184
                                                                                              ----------
                                                                                                   8,725
                                                                                              ----------
            LOUISIANA (0.5%)
 10,000     De Soto Parish                                         3.25         1/01/2019         10,348
                                                                                              ----------
            MICHIGAN (0.9%)
 10,000     Hospital Finance Auth.                                 5.50        12/01/2034         10,539
  8,000     Strategic Fund Ltd.                                    5.25         8/01/2029          8,580
                                                                                              ----------
                                                                                                  19,119
                                                                                              ----------
            NEVADA (0.2%)
  4,835     Clark County                                           5.45         3/01/2038          4,918
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            NEW JERSEY (0.3%)
$ 5,000     EDA                                                    5.00%        9/01/2029     $    5,601
                                                                                              ----------
            NEW MEXICO (0.5%)
 11,600     Farmington                                             2.88         4/01/2029         12,025
                                                                                              ----------
            OHIO (1.3%)
  5,000     Air Quality Dev. Auth.                                 2.25        12/01/2023          5,034
  9,000     Air Quality Dev. Auth.                                 2.25         8/01/2029          9,076
  4,000     Air Quality Dev. Auth.                                 3.88        12/01/2038          4,126
  9,405     Water Dev. Auth.                                       3.38         7/01/2033          9,736
                                                                                              ----------
                                                                                                  27,972
                                                                                              ----------
            PENNSYLVANIA (2.5%)
 10,000     Beaver County IDA                                      4.75         8/01/2020         11,159
  5,100     Beaver County IDA                                      2.70         4/01/2035          5,116
  7,575     Berks County Municipal Auth.                           1.68(d)     11/01/2039          7,601
 10,000     Economic Dev. Financing Auth.                          2.63        12/01/2033         10,044
 17,500     Economic Dev. Financing Auth.                          3.00        12/01/2038         17,958
  3,000     Economic Dev. Financing Auth.                          3.00        12/01/2038          3,079
  2,000     Economic Dev. Financing Auth.                          3.38        12/01/2040          2,070
                                                                                              ----------
                                                                                                  57,027
                                                                                              ----------
            TEXAS (2.0%)
  5,175     Gateway Public Facility Corp. (NBGA)                   4.55         7/01/2034          5,510
 10,000     Harris County Cultural Education Facilities
              Finance Corp.                                        1.23(d)     11/15/2045         10,025
 12,000     North Texas Tollway Auth.                              5.75         1/01/2038         13,791
 15,000     North Texas Tollway Auth.                              5.00         1/01/2042         15,177
                                                                                              ----------
                                                                                                  44,503
                                                                                              ----------
            VIRGINIA (0.4%)
  8,000     Louisa IDA                                             5.38        11/01/2035          8,378
                                                                                              ----------
            WEST VIRGINIA (0.6%)
  7,000     EDA                                                    4.85         5/01/2019          7,215
  5,000     EDA                                                    3.13         3/01/2043          5,174
                                                                                              ----------
                                                                                                  12,389
                                                                                              ----------
            WISCONSIN (1.2%)
 10,000     Health and Educational Facilities Auth.                4.75         8/15/2025         10,568
 14,350     Health and Educational Facilities Auth.                5.13         8/15/2027         16,018
                                                                                              ----------
                                                                                                  26,586
                                                                                              ----------
            WYOMING (0.7%)
 14,000     Sweetwater County                                      3.90        12/01/2014         14,746
                                                                                              ----------
            Total Put Bonds (cost: $427,767)                                                     446,051
                                                                                              ----------

================================================================================

28  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            ADJUSTABLE-RATE NOTES (0.3%)
            FLORIDA (0.3%)
$ 7,000     Citizens Property Insurance Corp.                      1.93%        6/01/2013     $    7,048
                                                                                              ----------
            Total Adjustable-Rate Notes (cost: $7,000)                                             7,048
                                                                                              ----------

            VARIABLE-RATE DEMAND NOTES (28.0%)
            ARIZONA (0.5%)
 11,500     Verrado Western Overlay Community Facilities
              District (LOC - Compass Bank)                        1.75         7/01/2029         11,500
                                                                                              ----------
            ARKANSAS (1.1%)
 24,030     Northwest Regional Airport Auth.
              (LOC - Regions Bank)                                 0.80         2/01/2027         24,030
                                                                                              ----------
            CALIFORNIA (3.5%)
 18,800     Anaheim Public Financing Auth. (LIQ)(INS)(c)           0.45        10/01/2014         18,800
  3,800     Sacramento County Sanitation Districts
              Financing Auth. (LIQ)(LOC - Dexia
              Credit Local)(c)                                     0.72        12/01/2023          3,800
 14,945     State (LIQ)(LOC - Dexia Credit Local)(c)               0.73         8/01/2027         14,945
 17,950     State (LIQ)(LOC - Dexia Credit Local)(c)               0.73         8/01/2027         17,950
  1,300     Statewide Communities Dev. Auth. (LIQ)
              (LOC - Citibank, N.A.)(c)                            0.68        12/14/2016          1,300
  2,600     Statewide Communities Dev. Auth. (LIQ)
              (LOC - Citibank, N.A.)(c)                            0.68         9/06/2035          2,600
 17,915     Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                                  2.75         5/01/2040         17,915
                                                                                              ----------
                                                                                                  77,310
                                                                                              ----------
            COLORADO (2.2%)
  8,915     Arista Metropolitan District (LOC - Compass Bank)      1.75        12/01/2030          8,915
  7,900     Brighton Crossing Metropolitan District
              (LOC - Compass Bank)                                 1.68        12/01/2034          7,900
 24,980     Broomfield Urban Renewal Auth.
              (LOC - BNP Paribas)                                  0.85        12/01/2030         24,980
  6,350     Cornerstar Metropolitan District
              (LOC - Compass Bank)                                 1.68        12/01/2037          6,350
                                                                                              ----------
                                                                                                  48,145
                                                                                              ----------
            CONNECTICUT (1.1%)
 24,920     Health and Educational Facilities Auth.
              (LOC - KBC Bank N.V.)                                0.50         7/01/2024         24,920
                                                                                              ----------
            GEORGIA (0.2%)
  4,000     La Grange Dev. Auth.                                   1.50        10/01/2012          4,000
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            IDAHO (0.9%)
$19,885     American Falls Reservoir District                      0.70%        2/01/2025     $   19,885
                                                                                              ----------
            ILLINOIS (2.4%)
 17,320     Hamilton Memorial Hospital (LOC - Sovereign Bank)      1.75        11/01/2037         17,320
 34,100     State (LIQ)                                            2.00        10/01/2033         34,100
                                                                                              ----------
                                                                                                  51,420
                                                                                              ----------
            KENTUCKY (1.2%)
 15,000     Economic Dev. Finance Auth. (INS)(LIQ)(c)              0.43         6/01/2016         15,000
 11,930     State Property & Buildings Commission (LIQ)
              (LOC - Dexia Credit Local)(c)                        0.68         8/01/2021         11,930
                                                                                              ----------
                                                                                                  26,930
                                                                                              ----------
            LOUISIANA (0.8%)
 18,000     St. James Parish (LOC - Natixis S.A.)                  0.77        11/01/2039         18,000
                                                                                              ----------
            NEW JERSEY (3.1%)
 22,300     EDA (LIQ)(LOC - Dexia Credit Local)(c)                 0.83         9/01/2022         22,300
  2,785     EDA (LOC - Valley National Bank)                       1.17         3/01/2031          2,785
  7,430     EDA (LOC - Valley National Bank)                       0.63        11/01/2031          7,430
  6,500     EDA (LOC - Sovereign Bank)                             0.94         5/15/2033          6,500
  4,275     EDA (LOC - Valley National Bank)                       0.44        11/01/2040          4,275
 12,640     EDA (LOC - Valley National Bank)                       0.44        11/01/2040         12,640
 13,000     State Turnpike Auth. (LOC - Societe Generale)          0.25         1/01/2018         13,000
                                                                                              ----------
                                                                                                  68,930
                                                                                              ----------
            NEW YORK (3.7%)
  2,800     Dormitory Auth. (LIQ)(LOC - Dexia Credit Local)(c)     0.68         5/15/2022          2,800
 33,500     Housing Finance Agency (LOC - Landesbank
              Baden-Wurttemberg)                                   0.48        11/01/2041         33,500
  8,100     Metropolitan Transportation Auth.
              (LOC - KBC Bank N.V.)                                0.49        11/01/2025          8,100
  6,720     Nassau County IDA (LOC - Sovereign Bank)               1.75        12/01/2036          6,720
  5,580     Ulster County IDA (LOC - Sovereign Bank)               0.95         9/15/2037          5,580
 23,825     Urban Dev. Corp. (LIQ)(LOC - Dexia Credit Local)(c)    0.68         3/15/2024         23,825
                                                                                              ----------
                                                                                                  80,525
                                                                                              ----------
            NORTH CAROLINA (0.9%)
 20,000     Person County Industrial Facilities and
              Pollution Control Financing Auth.
              (LOC - Credit Industriel et Commercial)              0.40        11/01/2035         20,000
                                                                                              ----------
            PENNSYLVANIA (3.0%)
  9,100     Berks County IDA (NBGA)                                3.45         7/01/2016          9,100
 13,400     Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                        0.42        12/01/2020         13,400

================================================================================

30  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$15,000     Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                        0.42%       12/01/2020     $   15,000
  8,300     Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                        0.42        12/01/2020          8,300
 20,000     Luzerne County (INS)(LIQ)                              0.39        11/15/2026         20,000
                                                                                              ----------
                                                                                                  65,800
                                                                                              ----------
            PUERTO RICO (0.4%)
  7,990     Highway & Transportation Auth. (LIQ)
              (LOC - Dexia Credit Local)(c)                        0.78         7/01/2030          7,990
                                                                                              ----------
            TEXAS (1.8%)
  9,000     Fort Bend County (LIQ)(c)                              0.35         3/01/2032          9,000
 10,000     Harris County Cultural Education Facilities
              Finance Corp. (LOC - Compass Bank)                   0.52         6/01/2038         10,000
  2,675     North East ISD (LIQ)(NBGA)(c)                          0.72         2/01/2028          2,675
  4,250     Weslaco Health Facilities Dev. Corp.
              (LOC - Compass Bank)                                 1.18         6/01/2031          4,250
 12,770     Weslaco Health Facilities Dev. Corp.
              (LOC - Compass Bank)                                 1.18         6/01/2038         12,770
                                                                                              ----------
                                                                                                  38,695
                                                                                              ----------
            VERMONT (0.6%)
 13,025     Housing Finance Agency (LOC - Sovereign Bank)          1.75         7/01/2037         13,025
                                                                                              ----------
            WASHINGTON (0.6%)
 13,840     Housing Finance Commission
              (LOC - HSH Nordbank A.G.)                            1.75         3/01/2036         13,840
                                                                                              ----------
            Total Variable-Rate Demand Notes (cost: $614,945)                                    614,945
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $2,114,787)                                              $2,186,679
                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                   IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS               INPUTS          INPUTS         TOTAL
-------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-           $1,118,635              $-    $1,118,635
Put Bonds                                          -              446,051               -       446,051
Adjustable-Rate Notes                              -                7,048               -         7,048
Variable-Rate Demand Notes                         -              614,945               -       614,945
-------------------------------------------------------------------------------------------------------
Total                                             $-           $2,186,679              $-    $2,186,679
-------------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (b) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2012, was $203,000, which represented less than 0.1% of the Fund's net assets.

   (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

   (d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2012.

See accompanying notes to financial statements.

================================================================================

34  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,114,787)       $2,186,679
  Cash                                                                       5,064
  Receivables:
     Capital shares sold                                                     1,811
     USAA Asset Management Company (Note 6C)                                     1
     Interest                                                               18,376
                                                                        ----------
        Total assets                                                     2,211,931
                                                                        ----------
LIABILITIES
  Payables:
     Securities purchased                                                   10,000
     Capital shares redeemed                                                 3,947
     Dividends on capital shares                                               428
  Accrued management fees                                                      600
  Accrued transfer agent's fees                                                 26
  Other accrued expenses and payables                                           98
                                                                        ----------
        Total liabilities                                                   15,099
                                                                        ----------
           Net assets applicable to capital shares outstanding          $2,196,832
                                                                        ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $2,145,995
  Overdistribution of net investment income                                     (4)
  Accumulated net realized loss on investments                             (21,051)
  Net unrealized appreciation of investments                                71,892
                                                                        ----------
           Net assets applicable to capital shares outstanding          $2,196,832
                                                                        ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $2,190,195/201,804 shares outstanding)  $    10.85
                                                                        ==========
     Adviser Shares (net assets of $6,637/612 shares outstanding)       $    10.85
                                                                        ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $28,195
                                                                        -------
EXPENSES
   Management fees                                                        3,635
   Administration and servicing fees:
      Fund Shares                                                         1,642
      Adviser Shares                                                          5
   Transfer agent's fees:
      Fund Shares                                                           417
   Distribution and service fees (Note 6E):
      Adviser Shares                                                          8
   Custody and accounting fees:
      Fund Shares                                                           132
   Postage:
      Fund Shares                                                            18
   Shareholder reporting fees:
      Fund Shares                                                            22
   Trustees' fees                                                             7
   Registration fees:
      Fund Shares                                                            33
      Adviser Shares                                                         24
   Professional fees                                                         67
   Other                                                                     21
                                                                        -------
         Total expenses                                                   6,031
   Expenses reimbursed:
      Adviser Shares                                                       (22)
                                                                        -------
         Net expenses                                                     6,009
                                                                        -------
NET INVESTMENT INCOME                                                    22,186
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                        (92)
   Change in net unrealized appreciation/depreciation                    10,063
                                                                        -------
         Net realized and unrealized gain                                 9,971
                                                                        -------
   Increase in net assets resulting from operations                     $32,157
                                                                        =======

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2012 (unaudited), and year ended March 31, 2012

--------------------------------------------------------------------------------

                                                          9/30/2012    3/31/2012
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                  $   22,186   $   50,590
  Net realized loss on investments                              (92)     (16,996)
  Change in net unrealized appreciation/depreciation
    of investments                                           10,063       51,912
                                                         -----------------------
    Increase in net assets resulting from operations         32,157       85,506
                                                         -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                             (22,002)     (50,310)
    Adviser Shares                                              (56)        (124)
                                                         -----------------------
         Distribution to shareholders                       (22,058)     (50,434)
                                                         -----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                56,005      228,842
  Adviser Shares                                                597          977
                                                         -----------------------
    Total net increase in net assets from capital
      share transactions                                     56,602      229,819
                                                         -----------------------
  Net increase in net assets                                 66,701      264,891
NET ASSETS
  Beginning of period                                     2,130,131    1,865,240
                                                         -----------------------
  End of period                                          $2,196,832   $2,130,131
                                                         =======================
Overdistribution of net investment income:
  End of period                                          $       (4)  $     (132)
                                                         =======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund has two classes of shares: Tax Exempt Short-Term Fund Shares (Fund Shares) and Tax Exempt Short-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's

================================================================================

38  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

   valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities, fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

40  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

42  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2012, the Fund paid CAPCO facility fees of $7,000, which represents 4.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2013, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

At March 31, 2012, the Fund had post-enactment long-term capital loss carryforwards of $16,339,000 and pre-enactment capital loss carryforwards of $3,510,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2013 and 2016, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

 PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
------------------------------------------
 EXPIRES                          BALANCE
---------                       ----------
  2013                          $  823,000
  2014                             265,000
  2015                           2,326,000
  2016                              96,000
                                ----------
  Total                         $3,510,000
                                ==========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2012, were $7,509,000 and $103,051,000, respectively.

================================================================================

44  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

As of September 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2012, were $71,958,000 and $66,000, respectively, resulting in net unrealized appreciation of $71,892,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                                    SIX-MONTH PERIOD ENDED          YEAR ENDED
                                                      SEPTEMBER 30, 2012          MARCH 31, 2012
---------------------------------------------------------------------------------------------------
                                                     SHARES       AMOUNT        SHARES      AMOUNT
                                                    -----------------------------------------------
FUND SHARES:
Shares sold                                          36,745     $ 397,982       72,766    $ 783,171
Shares issued from reinvested dividends               1,760        19,073        3,997       43,018
Shares redeemed                                     (33,326)     (361,050)     (55,527)    (597,347)
                                                    -----------------------------------------------
Net increase from capital share transactions          5,179     $  56,005       21,236    $ 228,842
                                                    ===============================================
ADVISER SHARES:
Shares sold                                              79     $     858          133    $   1,441
Shares issued from reinvested dividends                   1            12            1            9
Shares redeemed                                         (25)         (273)         (44)        (473)
                                                    -----------------------------------------------
Net increase from capital share transactions             55     $     597           90    $     977
                                                    ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Short Municipal Debt Funds Index over the performance period. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010.

    The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
----------------------------------------------------------------------------
+/- 0.20% to 0.50%                +/- 0.04%
+/- 0.51% to 1.00%                +/- 0.05%
+/- 1.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt

================================================================================

46  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

    Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $3,635,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $560,000 and $1,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.05% and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2012, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,642,000 and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2012, the Fund reimbursed the Manager $32,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2013, to limit the annual expenses of the Adviser Shares to 0.80% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2013, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    time after that date. For the six-month period ended September 30, 2012, the Adviser Shares incurred reimbursable expenses of $22,000, of which $1,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out of pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2012, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $417,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $8,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

48  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2012, USAA and its affiliates owned 465,000 shares, which represent 76.0% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              SEPTEMBER 30,                       YEAR ENDED MARCH 31,
                             ---------------------------------------------------------------------------------
                                   2012          2012           2011          2010          2009          2008
                             ---------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    10.80    $    10.61     $    10.62    $    10.38    $    10.59    $    10.60
                             ---------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .11           .27            .29           .32           .45           .41
  Net realized and
    unrealized gain (loss)          .05           .19           (.01)          .24          (.20)         (.01)
                             ---------------------------------------------------------------------------------
Total from investment
  operations                        .16           .46            .28           .56           .25           .40
                             ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.11)         (.27)          (.29)         (.32)         (.46)         (.41)
                             ---------------------------------------------------------------------------------
Net asset value at end
  of period                  $    10.85    $    10.80     $    10.61    $    10.62    $    10.38    $    10.59
                             =================================================================================
Total return (%)*                  1.48          4.40           2.62          5.46(a)       2.38          3.84
Net assets at end
  of period (000)            $2,190,195    $2,124,120     $1,860,300    $1,752,698    $1,211,460    $1,020,505
Ratios to average
  net assets:**
  Expenses (%)(b)                   .55(c)        .55            .54           .55(a)        .56           .55
  Net investment income (%)        2.02(c)       2.54           2.69          3.01          4.36          3.86
Portfolio turnover (%)                1            16             10            16            24            26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2012, average net assets were $2,184,041,000.
(a) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $47,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)     (.00%)(+)      (.00%)(+)     (.00%)(+)     (.00%)(+)     (.01%)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

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50  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                               SIX-MONTH
                                              PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                              SEPTEMBER 30,          MARCH 31,             MARCH 31,
                                                  2012                 2012                 2011***
                                              -------------------------------------------------------
Net asset value at beginning of period          $10.80               $10.61                 $10.71
                                                --------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            .10                  .25                    .17
  Net realized and unrealized gain (loss)          .05                  .19                   (.10)
                                                --------------------------------------------------
Total from investment operations                   .15                  .44                    .07
                                                --------------------------------------------------
Less distributions from:
  Net investment income                           (.10)                (.25)                  (.17)
                                                --------------------------------------------------
Net asset value at end of period                $10.85               $10.80                 $10.61
                                                ==================================================
Total return (%)*                                 1.35                 4.14                    .69
Net assets at end of period (000)               $6,637               $6,011                 $4,940
Ratios to average net assets:**
  Expenses (%)(a)                                  .80(b)               .80                    .80(b)
  Expenses, excluding reimbursements (%)(a)       1.49(b)              1.30                   1.53(b)
  Net investment income (%)                       1.76(b)              2.28                   2.47(b)
Portfolio turnover (%)                               1                   16                     10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2012, average net assets were $6,410,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2012, through September 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

================================================================================

52  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                  BEGINNING           ENDING            DURING PERIOD*
                                ACCOUNT VALUE     ACCOUNT VALUE        APRIL 1, 2012 -
                                APRIL 1, 2012   SEPTEMBER 30, 2012   SEPTEMBER 30, 2012
                                ------------------------------------------------------
FUND SHARES
Actual                            $1,000.00          $1,014.79              $2.78

Hypothetical
 (5% return before expenses)       1,000.00           1,022.31               2.79

ADVISER SHARES
Actual                             1,000.00           1,013.51               4.04

Hypothetical
 (5% return before expenses)       1,000.00           1,021.06               4.05

* Expenses are equal to the annualized expense ratio of 0.55% for Fund Shares and 0.80% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.48% for Fund Shares and 1.35% for Adviser Shares for the six-month period of April 1, 2012, through September 30, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

ADVISORY AGREEMENT

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

54  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability.

However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account

================================================================================

56  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager.

The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the one- and five-year periods ended December 31, 2011, and in the top 10% of its performance universe for the three-year period ended December 31, 2011.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

58  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

TRUSTEES                   Daniel S. McNamara
                           Robert L. Mason, Ph.D.
                           Barbara B. Ostdiek, Ph.D.
                           Michael F. Reimherr
                           Paul L. McNamara
                           Patrick T. Bannigan*
                           *Effective October 31, 2012, Patrick T. Bannigan
                            resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND          USAA Asset Management Company
INVESTMENT ADVISER         P.O. Box 659453
                           San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND            USAA Investment Management Company
DISTRIBUTOR                P.O. Box 659453
                           San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT             USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND              State Street Bank and Trust Company
ACCOUNTING AGENT           P.O. Box 1713
                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                Ernst & Young LLP
REGISTERED PUBLIC          100 West Houston St., Suite 1800
ACCOUNTING FIRM            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                Under "My Accounts" on
SELF-SERVICE 24/7          usaa.com select "Investments,"
AT USAA.COM                then "Mutual Funds"

OR CALL                    Under "Investments" view
(800) 531-USAA             account balances, or click
        (8722)             "I want to...," and select
                           the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
    ============================================================================
    39592-1112                               (C)2012, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     12/03/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/03/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/03/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.